Leases - Maturity analysis of lease liabilities (Details)	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted cash flows of lease liabilities	$ 3,286,890
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted cash flows of lease liabilities	406,542
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted cash flows of lease liabilities	2,875,509
2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted cash flows of lease liabilities	$ 4,839